Exhibit 99.14

Monthly Investor Report: Verizon Master Trust - VZMT 2025-3

Collection Period	April 2025
Payment Date	5/20/2025
Transaction Month	2
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note/ Note Balance	SOFR: Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	3/20/27	8/20/30	$706,008,000		4.51%			4.51%
Class A-1b	3/20/27	8/20/30	$185,000,000	29	SOFR30A + 0.55%	5/13/25	4.33228%	4.88%
Class B	3/20/27	8/20/30	$68,120,000		4.77%			4.77%
Class C	3/20/27	8/20/30	$40,872,000		4.90%			4.90%

Total			$1,000,000,000

Series Alloc % x Group One Available Funds								$68,891,840.36
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption								$0.00

Total Available Funds								$68,891,840.36

Beginning of Period Reserve Account Balance								$10,899,182.56
Required Reserve Amount								$10,899,182.56
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								$0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$10,899,182.56

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$74.25	$74.25	$0.00	$0.00		$68,891,766.11
Owner Trustee Fee			$0.00	$0.00	$0.00	$0.00		$68,891,766.11
Asset Representations Reviewer Fee			$38.72	$38.72	$0.00	$0.00		$68,891,727.39
Supplemental ARR Fee			$163.17	$163.17	$0.00	$0.00		$68,891,564.22
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$68,890,314.22
Servicing Fee			$762,544.22	$762,544.22	$0.00	$0.00		$68,127,770.00
Class A-1a Note Interest			$2,653,413.40	$2,653,413.40	$0.00	$0.00		$65,474,356.60
Class A-1b Note Interest			$727,595.34	$727,595.34	$0.00	$0.00		$64,746,761.26
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$64,746,761.26
Class B Note Interest			$270,777.00	$270,777.00	$0.00	$0.00		$64,475,984.26
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$64,475,984.26
Class C Note Interest			$166,894.00	$166,894.00	$0.00	$0.00		$64,309,090.26
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$64,309,090.26
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$64,309,090.26
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$64,309,090.26
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$64,309,090.26
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$64,309,090.26
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$64,309,090.26
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$64,309,090.26
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$64,309,090.26
Class R Interest			$64,309,090.26	$64,309,090.26	$0.00	$0.00		$0.00

Total			$68,891,840.36	$68,891,840.36	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance Payments	PFA Account Payment	Interest Payment	Add’l Interest Amount	Make-Whole Payment	Total Payment
Class A-1a			$0.00	$0.00	$2,653,413.40	$0.00	$0.00	$2,653,413.40
Class A-1b			$0.00	$0.00	$727,595.34	$0.00	$0.00	$727,595.34
Class B			$0.00	$0.00	$270,777.00	$0.00	$0.00	$270,777.00
Class C			$0.00	$0.00	$166,894.00	$0.00	$0.00	$166,894.00

Total			$0.00	$0.00	$3,818,679.74	$0.00	$0.00	$3,818,679.74

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Total Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.76	$0.00	$3.76	$706,008,000.00	$1.00	$706,008,000.00	$1.00
Class A-1b	$1,000.00	$3.93	$0.00	$3.93	$185,000,000.00	$1.00	$185,000,000.00	$1.00
Class B	$1,000.00	$3.98	$0.00	$3.98	$68,120,000.00	$1.00	$68,120,000.00	$1.00
Class C	$1,000.00	$4.08	$0.00	$4.08	$40,872,000.00	$1.00	$40,872,000.00	$1.00

Total	$1,000.00	$3.82	$0.00	$3.82	$1,000,000,000.00	$1.00	$1,000,000,000.00	$1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$500,000,000.00			$500,000,000.00
Principal Funding Account Balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.